PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks 96.9%
Australia 2.0%
APA Group	1,045,903	$8,575,728
Transurban Group	836,826	8,553,774
		17,129,502
Canada 7.7%
BCE, Inc.	328,017	16,573,113
Canadian National Railway Co.	80,511	10,199,134
Enbridge, Inc.(a)	604,115	27,131,040
Pembina Pipeline Corp.	315,746	12,054,837
		65,958,124
France 11.0%
AXA SA	1,190,688	27,436,469
Cie Generale des Etablissements Michelin SCA	521,140	14,583,881
Orange SA	859,286	8,780,566
Sanofi	184,056	18,290,298
TotalEnergies SE, ADR	325,869	16,638,871
Vinci SA	92,190	8,837,221
		94,567,306
Germany 0.6%
BASF SE	109,635	4,885,908
Netherlands 0.6%
Akzo Nobel NV	80,901	5,444,682
South Korea 0.9%
Samsung Electronics Co. Ltd.	162,140	7,674,923
Spain 2.5%
Iberdrola SA	1,972,288	21,061,039
Iberdrola SA*	54,785	585,021
		21,646,060
Switzerland 3.9%
Zurich Insurance Group AG	77,892	34,002,068
Taiwan 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	151,519	13,406,401

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom 10.8%
AstraZeneca PLC, ADR	269,284	$17,834,679
Linde PLC	93,008	28,088,416
National Grid PLC	1,732,293	23,852,995
Reckitt Benckiser Group PLC	169,885	13,780,185
SSE PLC	415,282	8,969,426
		92,525,701
United States 55.3%
AbbVie, Inc.	260,770	37,423,103
American Campus Communities, Inc., REIT	389,343	25,431,885
American Electric Power Co., Inc.	83,926	8,271,746
Apple, Inc.	208,886	33,946,064
Bristol-Myers Squibb Co.	221,645	16,352,968
Caterpillar, Inc.	50,491	10,009,841
Corning, Inc.	262,350	9,643,986
Deere & Co.	41,628	14,285,897
Dow, Inc.	207,496	11,040,862
Gateway Energy & Resource Holdings LLC Private Placement, 144A (original cost $2,000,000; purchased 12/14/07 )*^(f)	100,000	183,350
Johnson Controls International PLC	283,377	15,276,854
JPMorgan Chase & Co.	204,582	23,600,579
Lam Research Corp.	17,507	8,762,428
McDonald’s Corp.	52,635	13,862,480
MetLife, Inc.	429,504	27,166,128
Microsoft Corp.	41,885	11,758,795
PepsiCo, Inc.	118,912	20,804,843
PNC Financial Services Group, Inc. (The)	108,828	18,058,918
Procter & Gamble Co. (The)	127,253	17,676,714
Prologis, Inc., REIT	216,287	28,671,005
Public Service Enterprise Group, Inc.	152,051	9,985,189
QUALCOMM, Inc.	110,412	16,016,365
Republic Services, Inc.	63,813	8,848,311
Texas Instruments, Inc.	126,420	22,615,274
Truist Financial Corp.	321,480	16,225,096
Union Pacific Corp.	49,422	11,233,621
United Parcel Service, Inc. (Class B Stock)(a)	55,088	10,736,100
Walmart, Inc.	100,336	13,249,369
Williams Cos., Inc. (The)	420,952	14,350,254
		475,488,025

Total Common Stocks (cost $664,550,330)		832,728,700

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 1.8%
United States
Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23(a)	67,581	$8,195,548
Danaher Corp., Series B, CVT, 5.000%, Maturing 04/15/23(a)	4,872	7,414,453

Total Long-Term Investments (cost $676,180,430)		848,338,701
Short-Term Investments 6.1%
Affiliated Mutual Fund 5.2%
PGIM Institutional Money Market Fund (cost $44,984,771; includes $44,928,596 of cash collateral for securities on loan)(b)(we)	45,031,580	44,986,548
Unaffiliated Fund 0.9%
Dreyfus Government Cash Management (Institutional Shares) (cost $7,664,090)	7,664,090	7,664,090

Total Short-Term Investments (cost $52,648,861)		52,650,638

TOTAL INVESTMENTS 104.8% (cost $728,829,291)		900,989,339
Liabilities in excess of other assets (4.8)%		(41,321,357)

Net Assets 100.0%		$859,667,982

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVT—Convertible Security
REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $183,350 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,950,757; cash collateral of $44,928,596 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,000,000. The aggregate value of $183,350 is 0.0% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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